Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,550	$ 4,676
Total current financial debts	137	63
Total financial debts	4,687	4,739
Local facilities (Japan), floating rate debt due 2025
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0	110
Total current financial debts	$ 74	0
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%
Total non-current financial debts	$ 498	498
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.375%
Total non-current financial debts	$ 531	549
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Total non-current financial debts	$ 995	994
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%
Total non-current financial debts	$ 746	746
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Total non-current financial debts	$ 693	693
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%
Total non-current financial debts	$ 495	494
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Total non-current financial debts	$ 592	592
Revolving facility, floating rate due 2028
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0	0
Local facilities, all others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	50	48
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	12	5
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 1	$ 10